UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549


Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  09-30-2010
Check here if Amendment [ ]; Amendment Number: ______ This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Bedlam Asset Management plc Address: 20 Abchurch Lane, London,
EC4N 7BB, UK
Form 13F File Number: 28-____________
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.
Person Signing this Report on Behalf of Reporting Manager:
Name:  Michael Comras
Title:  Chief Compliance Officer
Phone: +44 20 7648 4325
Signature, Place, and Date of Signing:
____________________________________  London, U.K.  11-08-2010
[Signature]       [City, State]  [Date]
Report Type (Check only one.):

[X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
	 [ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



FORM 13F SUMMARY PAGE


Report Summary:
Number of Other Included Managers: __________0___________ Form 13F Information Table Entry Total: _________19____________ Form 13F Information Table Value Total: _____ 219,912 ____________
 (thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE



FORM 13F INFORMATION TABLE
COLUMN 1 NAME OF ISSUER  COLUMN 2 TITLE OF CLASS  COLUMN 3 CUSIP
COLUMN 4 VALUE (x$1000)  COLUMN 5 SHRS OR SH/ PRN AMT PRN  PUT/
CALL  COLUMN 6 INVESTMENT DISCRETION  COLUMN 7 OTHER MANAGER
SOLE SHARED NONE COLUMN 8 VOTING AUTHORITY
AGNICO EAGLE MINES LTD BRISTOL MYERS SQUIBB CO CF INDS HLDGS INC CHECKPOINT SYS INC CHUNGHWA TELECOM CO LTD COTT CORP QUE GOLDCORP
INC NEW HAIN CELESTIAL GROUP INC KANSAS CITY SOUTHERN KIMBERLY
CLARK CORP MONSANTO CO NEW NEWMONT MINING CORP MOBILE TELESYSTEMS
OJSC PFIZER INC SARA LEE CORP SHAW GROUP INC SK TELECOM LTD VARIAN
MED SYS INC YAMANA GOLD INC  COM COM COM COM SPONS ADR NEW 09 COM
COM COM COM NEW COM COM COM SPONSORED ADR COM COM COM SPONSORED ADR
COM COM  008474 10 8 110122 10 8 125269 10 0 162825 10 3 17133Q 40 3
22163N 10 6 380956 40 9 405217 10 0 485170 30 2 494368 10 3 61166W 10 1
651639 10 6 607409 10 9 717081 10 3 803111 10 3 820280 10 5 78440P 10 8
92220P 10 5 98462Y 10 0  27,067 18,657 19,541 12,270 583 9,296 13,351
4,566 11,047 5,901 7,026 16,113 5,028 498 18,796 14,095 7,440 13,451
15,186  381,058 688,179 204,619 332,256 26,015 1,184,241 306,781
190,390 295,290 90,715 146,597 256,529 236,848 28,980 1,399,539 419,989
425,900 222,326 1,332,066  SH SH SH SH SH SH SH SH SH SH SH SH SH SH
SH SH SH SH SH SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE SOLE 381,058 688,179 204,619 332,256 26,015 1,184,241 306,781 190,390 295,290 90,715 146,597 256,529 236,848
28,980 1,399,539 419,989 425,900 222,326 1,332,066